Operating profit/(loss)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Operating profit/(loss)
Operating profit
Operating profit is stated after charging:

		Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	Note	€m	€m	€m
Staff costs	8	308.6	299.7	257.4
Depreciation of property, plant and equipment (1)	12	59.7	39.3	35.9
Impairment of property, plant and equipment	12	0.1	—	0.3
Amortization of software and brands	13	8.6	7.0	6.5
Operating lease charges(1)		4.5	18.5	15.0
Exchange (gains)/losses		(14.6)	2.9	(1.2)
Research & development expenditure		18.9	15.5	15.4
Inventories recognized as an expense within cost of goods sold		1,536.0	1,410.0	1,273.3

(1) As a result of the adoption of IFRS 16 Leases on January 1, 2019, which is explained in Note 2, the majority of leases have been capitalized and are being depreciated. Expenses relating to leases that are not capitalized continue to be shown within Operating Profit.